EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income (loss) available to holders of ordinary shares	$ 4,056	$ (3,808)
Weighted average number of shares	84,359,762	83,989,766
Add – RSUs and stock options	792,872	0
Denominator for diluted income (loss) per share - adjusted	85,152,634	83,989,766